Real Estate Investments, Net - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2021 Acquisitions
Real Estate Properties [Line Items]
Building and improvements	$ 2,429,000
Land	327,000
In-place leases	288,000
Total assets acquired	$ 3,044,000
2020 Acquisitions [Member]
Real Estate Properties [Line Items]
Building and improvements		$ 49,792,000
Land		7,632,000
Furniture, fixtures and equipment		854,000
In-place leases		8,974,000
Total assets acquired		$ 67,252,000
2019 Acquisitions [Member]
Real Estate Properties [Line Items]
Building and improvements			$ 164,084,000
Land			20,286,000
In-place leases			21,393,000
Above-market leases			2,578,000
Right-of-use asset			3,133,000
Total assets acquired			211,474,000
Mortgage loan payable (including debt discount of $758,000)			(9,735,000)
Below-market leases			(874,000)
Operating lease liability			(4,489,000)
Total liabilities assumed			(15,098,000)
Net assets acquired			196,376,000
2018 Acquisitions [Member]
Real Estate Properties [Line Items]
Building and improvements				$ 289,830,000
Land				30,878,000
Furniture, fixtures and equipment				79,000
In-place leases				45,439,000
Certificates of need				348,000
Leasehold interests				93,000
Above-market leases				200,000
Total assets acquired				366,867,000
Mortgage loan payable (including debt discount of $758,000)				(5,808,000)
Below-market leases				(269,000)
Total liabilities assumed				(6,077,000)
Net assets acquired				360,790,000
Debt Instrument, Unamortized Discount			$ 758,000	$ 263,000